SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	11 Months Ended	12 Months Ended
	Dec. 12, 2021	Dec. 31, 2021
Significant Accounting Policies
Description of lease		leases that have a lease term of 12 months or less
Description of claims		Both entities together hold 1,840 claims comprising the Pebble Project
Remaining interest	80.00%
Percent Owned		20.00%